Property and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

12.	Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna (note 5)	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099
Additions	10	33	8	-	31	82
Impairment	(240)	-	-	-	-	(240)
Disposals	(288)	(184)	(164)	-	(2)	(638)
Impact of foreign exchange rate changes	133	491	35	183	280	1,122
At December 31, 2025	2,420	8,062	255	3,735	5,953	20,425

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133
Amortization	-	644	29	262	253	1,188
Disposals	-	(125)	(159)	-	(2)	(287)
Impact of foreign exchange rate changes	-	323	30	84	148	585
At December 31, 2025	-	5,214	181	1,881	3,344	10,619

	Carrying amount

	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966
At December 31, 2025	2,420	2,848	74	1,854	2,609	9,806

Additions of property and equipment amounting to $nil as at December 31, 2025 (2024 - $263) are included in accounts payable and accrued liabilities.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

Included in the net carrying amount of property and equipment at December 31, 2025, are right-of-use assets relating to buildings, in the amount of $1,854 (2024 - $1,990).

During the year ended December 31, 2025, the Company retired fully depreciated assets no longer in use of $470 (2024 - $1,241).

Disposals during the year ended December 31, 2025 include equipment reclassified to assets held for sale in the amount of $285 after impairment (note 11).

Assets classified as held for sale during the reporting period as described in note 11 were measured at the lower of carrying value and fair value less costs to sell at the time of the reclassification, resulting in the recognition of an impairment loss of $240 in the consolidated financial statements. The fair value of the equipment was determined using the market approach, which is a level 3 measurement under the fair value hierarchy.

During the year ended December 31, 2025, the Company performed an impairment test on certain equipment not in use due to its underutilization and subsequent change in plans for its commissioning, as described in note 6. The Company recognized impairment losses of $182 and $58 on the ERS and HVAC, respectively. Based on fair value less costs to sell using comparable market data, the recoverable amounts of the ERS and HVAC were determined to be $252 and $36, respectively.

The Company considers sustained fluctuations in revenue and operating losses, among other factors, as indicators of impairment. As of December 31, 2025, the Active Ingredient CGU has experienced decline in revenues and continued to incur operating losses for a sustained period of time, suggesting potential impairment. As a result, the Company tested the Active Ingredient CGU for impairment and the recoverable amount was estimated based on its value in use, using a discounted cash flow model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The significant estimates used in the determination of value in use included forecasted revenues, costs, growth rate and discount rate. As at December 31, 2025, the value in use of the CGU tested for impairment was determined using a pre-tax discount rate of 11.4%, based on historical industry average weighted-average cost of capital, gross margin of 40% based on management’s estimated cost of sales, and a terminal value growth of 2%, based on management’s estimate of the long-term compound annual growth rate. The recoverable amount of the CGU tested was estimated to be higher than its carrying amount and no impairment was required. No reasonable change in the discount rate or the terminal value growth could cause the carrying amount to exceed the recoverable amount. However, a decrease in the gross margin of 5% could cause the carrying amount to exceed the recoverable amount.

gross margin of 40% based on management’s estimated cost of sales, However, a decrease in the gross margin of 5% could cause the carrying amount to exceed the recoverable amount.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)